LONG TERM INVESTMENTS (Details 2) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended	1 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Jan. 31, 2014 Kangdu CNY	Apr. 30, 2014 Kangdu CNY	Nov. 30, 2013 Kangdu CNY	May 31, 2013 Yibang CNY	Dec. 31, 2013 Yibang CNY
Long term investment
Amount of investments					100,000
Percentage of equity interest to be acquired per investment agreement					50.00%
Purchase price to be paid to acquire property developed by investee					175,000
Consideration at which Group was granted a put option that requires other investors of investee to repurchase equity interest					100,000
Percentage of interest rate payable by other investors to investee upon repurchase of equity interest					8.00%
Amount injected			30,000		50,000
Transfer of investment to a related party				80,000
Interest rate applied on consideration received (as a percentage)				8.00%
Percentage of equity interest acquired						30.00%
Consideration paid for acquisition of equity method investments						430
Share of loss on affiliated companies investments under equity method	$ 71	430					430